Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Other Comprehensive Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0	$ 0
Net actuarial loss (gain)	40	52
Total amount recognized in accumulated other comprehensive losses (earnings)	40	52
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0	0
Net actuarial loss (gain)	(1)	(2)
Total amount recognized in accumulated other comprehensive losses (earnings)	(1)	(2)
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0	0
Net actuarial loss (gain)	6	7
Total amount recognized in accumulated other comprehensive losses (earnings)	$ 6	$ 7